Intangible Assets - Intangible Assets Net, Movement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 19,963
Changes in intangible assets and goodwill [abstract]
Ending balance	27,185	$ 19,963
Gross Carrying Amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	23,909	17,747
Changes in intangible assets and goodwill [abstract]
Additions	7,732	6,284
Disposals	0	(80)
Currency Translation Adjustment	2,887	(42)
Ending balance	34,528	23,909
Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(3,946)	(2,074)
Changes in intangible assets and goodwill [abstract]
Additions	(2,828)	(1,780)
Disposals	0	7
Currency Translation Adjustment	(569)	(99)
Ending balance	(7,343)	(3,946)
Goodwill
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	8,188
Changes in intangible assets and goodwill [abstract]
Ending balance	8,999	8,188
Goodwill | Gross Carrying Amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	8,188	8,298
Changes in intangible assets and goodwill [abstract]
Additions	0	0
Disposals	0	0
Currency Translation Adjustment	811	(110)
Ending balance	8,999	8,188
Goodwill | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0	0
Changes in intangible assets and goodwill [abstract]
Additions	0	0
Disposals	0	0
Currency Translation Adjustment	0	0
Ending balance	0	0
Purchased software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,478
Changes in intangible assets and goodwill [abstract]
Ending balance	1,161	1,478
Purchased software | Gross Carrying Amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	3,530	3,090
Changes in intangible assets and goodwill [abstract]
Additions	263	464
Disposals	0	0
Currency Translation Adjustment	369	(24)
Ending balance	4,162	3,530
Purchased software | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(2,052)	(1,432)
Changes in intangible assets and goodwill [abstract]
Additions	(698)	(618)
Disposals	0	0
Currency Translation Adjustment	(251)	(2)
Ending balance	(3,001)	(2,052)
Capitalized internally developed software costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	10,297
Changes in intangible assets and goodwill [abstract]
Ending balance	17,025	10,297
Capitalized internally developed software costs | Gross Carrying Amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	12,191	6,359
Changes in intangible assets and goodwill [abstract]
Additions	7,469	5,820
Disposals	0	(80)
Currency Translation Adjustment	1,707	92
Ending balance	21,367	12,191
Capitalized internally developed software costs | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(1,894)	(642)
Changes in intangible assets and goodwill [abstract]
Additions	(2,130)	(1,162)
Disposals	0	7
Currency Translation Adjustment	(318)	(97)
Ending balance	$ (4,342)	$ (1,894)